Consolidated balance sheet - CAD ($) $ in Millions		Oct. 31, 2025	Oct. 31, 2024
ASSETS
Cash and non-interest-bearing deposits with banks	[1]	$ 12,379	$ 8,565
Interest-bearing deposits with banks		31,624	39,499
Securities (Note 4)		283,235	254,345
Cash collateral on securities borrowed		21,697	17,028
Securities purchased under resale agreements		86,695	83,721
Loans (Note 5)
Residential mortgages		287,033	280,672
Personal		47,866	46,681
Credit card		21,581	20,551
Business and government	[2]	237,416	214,305
Allowance for credit losses		(4,392)	(3,917)
Total loans		589,504	558,292
Other
Derivative instruments (Note 12)		38,352	36,435
Property and equipment (Note 7)		3,443	3,359
Goodwill (Note 8)		5,475	5,443
Software and other intangible assets (Note 8)		2,894	2,830
Investments in equity-accounted associates and joint ventures (Note 24)		808	785
Deferred tax assets (Note 18)		1,027	821
Other assets (Note 9)		39,805	30,862
Other miscellaneous assets		91,804	80,535
Total assets		1,116,938	1,041,985
Deposits (Note 10)
Personal		258,139	252,894
Business and government		457,284	435,499
Bank		26,723	20,009
Secured borrowings		65,978	56,455
Deposits		808,124	764,857
Obligations related to securities sold short		24,244	21,642
Cash collateral on securities lent		6,031	7,997
Obligations related to securities sold under repurchase agreements		130,042	110,153
Other
Derivative instruments (Note 12)		41,411	40,654
Deferred tax liabilities (Note 18)		47	49
Other liabilities (Note 11)	[2]	34,807	30,161
Other miscellaneous liabilities		76,265	70,864
Subordinated indebtedness (Note 14)		7,819	7,465
Total liabilities		1,052,525	982,978
Equity
Contributed surplus		226	159
Retained earnings		36,471	33,471
Accumulated other comprehensive income (AOCI)		4,218	3,148
Total shareholders' equity		64,129	58,735
Non-controlling interests		284	272
Total equity		64,413	59,007
Total liabilities and equity		1,116,938	1,041,985
Preferred shares and other equity instruments [member]
Equity
Issued shares (Note 15)		6,369	4,946
Total equity		6,369	4,946
Common shares [member]
Equity
Issued shares (Note 15)		16,845	17,011
Total equity		$ 16,845	$ 17,011

[1]	Includes restricted cash of $579 million (2024: $466 million) and interest-bearing demand deposits with Bank of Canada.
[2]	Includes customers’ liability under acceptances of $10 million (2024: $6 million) in business and government loans and acceptances of $10 million (2024: $6 million) in other liabilities. Prior year amounts have been revised to conform to the presentation adopted in 2025.